SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Effective in the fourth quarter of 2021, the Company's operations are organized into two operating segments: Reinsurance and PRT. These segments are regularly reviewed by the CODM for the purpose of allocating resources to the segment and to assess its performance. Prior to this, operations were attributable to one segment: Insurance. During the fourth quarter, management entered into significant reinsurance arrangements and thus, reporting to the CODM was changed. The prior year results have been restated to reflect this change.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings ( "Distributable Operating Earnings", or "DOE").
Distributable Operating Earnings is calculated as net income excluding the impact of depreciation and amortization, income taxes, income from equity accounted investments, mark-to-market on hedging items, breakage and transaction costs, and is inclusive of our proportionate share of adjusted earnings from our investments in associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Total
Net premiums	$6,190	$1,016	$7,206
Interest revenue	2	55	57
Other net investment income, including funds withheld	125	(56)	69
Segment revenues	6,317	1,015	7,332
Proportionate share of equity accounted investment adjusted earnings	8	—	8
Benefits paid on insurance contracts, net	(220)	(72)	(292)
Changes in insurance reserves, net	(6,060)	(920)	(6,980)
Other reinsurance expenses	(19)	—	(19)
Operating expenses excluding transactions costs	(6)	(12)	(18)
Interest expense	(7)	—	(7)
Segment DOE	13	11	24
Corporate expenses			(8)
Income tax expense			(2)
Transaction costs			(8)
Net hedging expenses			(59)
Other activities			9
Net loss			$(44)

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer[1]	Total
Net premiums	$—	$430	$430
Interest revenue		30	30
Other net investment income, including funds withheld	—	54	54
Segment revenues	—	514	514
Benefits paid on insurance contracts, net	—	(39)	(39)
Changes in insurance reserves, net	—	(468)	(468)
Other reinsurance expenses	—	—	—
Operating expenses excluding transactions costs	—	(6)	(6)
Segment DOE			1
Net income			$1

1.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31, 2019 US$ MILLIONS	Reinsurance	Pension Risk Transfer[1]	Total
Net premiums	$—	$325	$325
Interest revenue		20	20
Other net investment income, including funds withheld	—	37	37
Segment revenues	—	382	382
Benefits paid on insurance contracts, net	—	(25)	(25)
Changes in insurance reserves, net	—	(345)	(345)
Operating expenses excluding transactions costs	—	(6)	(6)
Segment DOE			6
Net income			$6

1.Net premiums in our PRT segment include $179 million of insurance contracts ceded to other counterparties.
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers.
Our PRT business is focused on the transfer of pension plan liabilities from corporate sponsors, and all premium revenues recorded for the years ended December 31, 2021, 2020 and 2019 were from Canadian counterparties.
Total premium revenues recorded within our Reinsurance segment for the year ended December 31, 2021 were from transactions with two United States ceding companies and represented 63% and 22% of total premium revenues, respectively.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT DEC. 31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$7,577	$2,473	$1,099	$11,149
Equity accounted investments	344	—	—	344
Liabilities	6,803	2,269	986	10,058
Common equity	1,118	204	113	1,435

AS AT DEC. 31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$—	$1,440	$—	$1,440
Equity accounted investments	—	—	—	—
Liabilities	—	1,357	—	1,357
Common equity	—	83	—	83

AS AT DEC. 31, 2019 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$—	$927	$—	$927
Equity accounted investments	—	—	—	—
Liabilities	—	861	—	861
Common equity	—	66	—	66
1. Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.
The geography of the Company's non-current assets are broken down as follows:

AS AT DEC. 31 US$ MILLIONS	2021	2020	2019
United States of America	$1,121	$—	$—
Canada	3	2	—
Cayman Islands	1	—	—
Bermuda	1	—	—
Total non-current assets	$1,126	$2	$—